Commitments and Contingencies (Details) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 04, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies
Guarantee and indemnity letter		Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2018.
Guarantee obligations		$ 12,000
Restricted cash		0			$ 2,900	$ 0
Other Income
Commitments and Contingencies
Gain from legal settlements	$ 1,157
Dry Barges
Commitments and Contingencies
Contractual obligations		486		$ 1,115
Construction of a river and estuary tanker
Commitments and Contingencies
Contractual obligations		14,854	€ 12,400
Vale International S.A.
Commitments and Contingencies
Proceeds from legal settlements	21,500
Letter of credit
Commitments and Contingencies
Restricted cash	$ 0
Acquisition of three pushboats
Commitments and Contingencies
Contractual obligations		580
Construction of a river and estuary tanker
Commitments and Contingencies
Contractual obligations		$ 9,024